SCHEDULE OF EQUIPMENT AND SOFTWARE NET (Details) - Seamless Group Inc [Member] - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total		$ 5,704,701	$ 4,846,979
Less: accumulated depreciation		(4,383,080)	(3,511,887)
Equipment and software, net	$ 1,034,467	1,321,621	1,335,092
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Total		433,479	202,046
Furniture And Fittings [Member]
Property, Plant and Equipment [Line Items]
Total		298,076	245,719
Renovation [Member]
Property, Plant and Equipment [Line Items]
Total		1,739,807	1,511,974
Sign Board [Member]
Property, Plant and Equipment [Line Items]
Total		2,195	2,195
Computer Peripherals [Member]
Property, Plant and Equipment [Line Items]
Total		3,074,341	2,749,180
Electrical Installation [Member]
Property, Plant and Equipment [Line Items]
Total		45,502	37,848
Mobile Phone [Member]
Property, Plant and Equipment [Line Items]
Total		9,013	9,029
Motor Vehicle [Member]
Property, Plant and Equipment [Line Items]
Total		97,479	84,179
Air Conditioners [Member]
Property, Plant and Equipment [Line Items]
Total		4,809	4,809
Store Equipment [Member]
Property, Plant and Equipment [Line Items]
Total